Consolidated Statements of Changes in Stockholders' Equity - JPY (¥) ¥ in Millions	Total	Common stock [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Treasury stock, at cost [member]	Sony Group Corporation's stockholders' equity [member]	Noncontrolling interests [member]	Accumulated other comprehensive income directly related to disposal groups classified as distribution to owners [Member]
Beginning Balance at Mar. 31, 2023	¥ 6,657,150	¥ 880,365	¥ 1,463,807	¥ 5,092,442	¥ (614,570)	¥ (223,507)	¥ 6,598,537	¥ 58,613
Comprehensive income:
Net income (loss)	980,494			970,573			970,573	9,921
Other comprehensive income, net of tax	279,644				276,728		276,728	2,916
Total comprehensive income	1,260,138			970,573	276,728		1,247,301	12,837
Transfer to retained earnings				38,221	(38,221)
Transactions with stockholders and other:
Stock issued under stock-based compensation transactions	18,166	992	(1,939)	(144)		19,257	18,166
Compensation expenses related to stock-based compensation transactions	13,956		13,956				13,956
Dividends declared	(104,471)			(98,685)			(98,685)	(5,786)
Purchase of treasury stock	(202,974)					(202,974)	(202,974)
Reissuance of treasury stock	5,076		1,786			3,290	5,076
Transactions with noncontrolling interests shareholders and other	109,064		5,800				5,800	103,264
Ending Balance at Mar. 31, 2024	7,756,105	881,357	1,483,410	6,002,407	(376,063)	(403,934)	7,587,177	168,928
Comprehensive income:
Net income (loss)	1,159,887			1,141,600			1,141,600	18,287
Other comprehensive income, net of tax	(200,657)				(200,570)		(200,570)	(87)
Total comprehensive income	959,230			1,141,600	(200,570)		941,030	18,200
Transfer to retained earnings				(10,186)	10,186
Transactions with stockholders and other:
Stock issued under stock-based compensation transactions	51,437		3,008	(1,179)		49,608	51,437
Compensation expenses related to stock-based compensation transactions	8,575		8,575				8,575
Dividends declared	(123,016)			(115,312)			(115,312)	(7,704)
Purchase of treasury stock	(285,548)					(285,548)	(285,548)
Reissuance of treasury stock	5		1			4	5
Cancellation of treasury stock			(3,848)	(339,162)		343,010
Transactions with noncontrolling interests shareholders and other	143,363		(7,619)				(7,619)	150,982
Ending Balance at Mar. 31, 2025	8,510,151	881,357	1,483,527	6,678,168	(566,447)	(296,860)	8,179,745	330,406
Comprehensive income:
Net income (loss)	(302,492)			(326,865)			(326,865)	24,373
Other comprehensive income, net of tax	1,825,521				381,804		1,824,862	659	¥ 1,443,058
Total comprehensive income	1,523,029			(326,865)	381,804		1,497,997	25,032	1,443,058
Transfer to retained earnings				34,251	(38,305)				4,054
Transactions with stockholders and other:
Stock issued under stock-based compensation transactions	75,458		8,615			66,843	75,458
Compensation expenses related to stock-based compensation transactions	3,608		3,608				3,608
Dividends declared	(157,154)			(134,964)			(134,964)	(22,190)
Dividends in kind	(955,700)			(955,700)			(955,700)
Purchase of treasury stock	(522,089)					(522,089)	(522,089)
Reissuance of treasury stock	0		0			0	0
Transfer to held for distribution to owners					1,447,112				¥ (1,447,112)
Transactions with noncontrolling interests shareholders and other	36,286		(30,251)		5,207		(25,044)	61,330
Ending Balance at Mar. 31, 2026	¥ 8,513,589	¥ 881,357	¥ 1,465,499	¥ 5,294,890	¥ 1,229,371	¥ (752,106)	¥ 8,119,011	¥ 394,578